Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Long-Term Debt

	June 30, 2013	December 31, 2012
	$	$
Revolving Credit Facilities due through 2018	558,032	555,472
Term Loans due through 2021	172,182	180,229

	730,214	735,701
Less current portion	(25,246)	(25,246)

Total	704,968	710,455